INVENTORIES	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3: INVENTORIES

	December 31,	June 30,
	2021	2022
		Unaudited

Raw materials	$22,581	$26,287
Work in progress	423	499
Finished products	38,394	33,924

	$61,398	$60,710

During the six-month ended June 30, 2021 and 2022 the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $1,007 and $644, respectively that have been included in cost of revenues.

As of June 30, 2022 the Company has an outstanding inventory purchase orders with its suppliers in the amount of $57,810. The commitments are due primarily within one year.